Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Equity-Based Compensation [Abstract]
Schedule of Compensation Expense

The following table presents the compensation expense under the Legacy Incentive Plan.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Incentive units	$—	$(38)	$441	$259
Class A units(1)	—	(277)	841	(225)
Total	$—	$(315)	$1,282	$34

(1)      In the three months ended March 31, 2025, USARE LLC recorded equity-based compensation for issuance of its Class A Units to certain consultants immediately prior to the Closing Date of the Merger pursuant to existing bonus agreements. In the three and six months ended June 30, 2024, USARE LLC recorded the forfeiture of equity-based compensation of its former CEO.

Schedule of Activity Related to Incentive Units

The following table presents the activity related to the incentive units as of June 30, 2025, and changes during the six months ended June 30, 2025.

	Units	Weighted Average Distribution Threshold(1)	Intrinsic Value(2)
	(In thousands, except for weighted average distribution threshold)
Outstanding at January 1, 2025	39,185	$0.97	$46,152
Conversion to USARE LLC Class A units	(39,185)	$0.97
Outstanding at June 30, 2025	—

(1)      The distribution threshold amount refers to the value that would need to be exceeded before the holder would receive any consideration upon a liquidation event.

(2)      The intrinsic value is calculated based upon the fair value of the incentive units as of the reported date.